Held-to-maturity Debt Securities (Details)			12 Months Ended
	Jan. 29, 2015 USD ($)	Jan. 29, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)
Held-to-maturity Debt Securities
Cash consideration			$ 15,202,778	¥ 98,720,762
Interest income from investments			1,415,448	9,191,349
Shandong Borun
Held-to-maturity Debt Securities
Amortized Cost			16,618,226				¥ 107,912,111
Gross Unrealized Gains			244,531				1,587,889
Fair Value			16,862,757				¥ 109,500,000
Interest income from investments			$ 1,415,448	¥ 9,191,349	¥ 0	¥ 0
Daqing Borun | Held-to-maturity Debt Securities | Shandong Borun
Held-to-maturity Debt Securities
Units purchased (in shares) | shares		1,000,000
Par value of investment (in CNY per share) | ¥ / shares		¥ 100.00
Nominal annual interest rate	9.50%	9.50%
Cash consideration	$ 15,202,778	¥ 98,720,762